787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

October 22, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Credit Suisse Opportunity Funds
File Nos. 33-92982; 811-9054

Ladies and Gentlemen:

On behalf of Credit Suisse Opportunity Funds (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information for the Credit Suisse Managed Futures Strategy Fund and the Credit Suisse Multialternative Strategy Fund (the “Funds”), each a series of the Registrant, in a supplement, dated October 8, 2014, to the Prospectus, dated February 28, 2014, as amended May 5, 2014, of the Funds. The purpose of the filing is to submit the 497 filing dated October 8, 2014 in XBRL for the Funds.

Any questions or comments should be directed to the undersigned at 212-728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:           Karen Regan, Credit Suisse Opportunity Funds

Rose F. DiMartino, Willkie Farr & Gallagher LLP

NEW YORK  WASHINGTON  PARIS  LONDON  MILAN  ROME  FRANKFURT  BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh